Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (Detail) - Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Assets	$ 347,487	$ 387,823	$ 83,682
Liabilities
Liabilities	729		(2,260)
Equity Commitment [Member]
Liabilities
Liabilities			(2,000)
Share Purchase Option [Member]
Liabilities
Liabilities			(260)
Private Placement Warrants [Member]
Liabilities
Liabilities	729
Cash Equivalents [Member]
Assets:
Assets	343,287	383,623	79,551
Restricted Cash [Member]
Assets:
Assets	4,200	4,200	4,131
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Assets	347,487	387,823	83,682
Quoted Prices in Active Markets (Level 1) [Member] | Cash Equivalents [Member]
Assets:
Assets	343,287	383,623	79,551
Quoted Prices in Active Markets (Level 1) [Member] | Restricted Cash [Member]
Assets:
Assets	4,200	$ 4,200	4,131
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities
Liabilities	729		(2,260)
Significant Other Unobservable Inputs (Level 3) [Member] | Equity Commitment [Member]
Liabilities
Liabilities			(2,000)
Significant Other Unobservable Inputs (Level 3) [Member] | Share Purchase Option [Member]
Liabilities
Liabilities			$ (260)
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities
Liabilities	$ 729